ACCRUED EXPENSES - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Accrued Expenses [Line Items]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Research and development	$75	$—
General and administrative	188	—
Payroll and related	880	36
Total accrued expenses	$1,143	$36

Vallon Pharmaceuticals, Inc.
Accrued Expenses [Line Items]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses consisted of:

	December 31,
	2022	2021
Accrued expenses:
Research and development	$42	$894
General and administrative	268	183
Payroll and related	401	291
Licensing related	—	62
Total accrued expenses	$711	$1,430